Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net sales
Products	$ 108,401	$ 110,083	$ 344,509	$ 352,475
Services	47,466	47,093	144,510	144,680
Total net sales	155,867	157,176	489,019	497,155
Cost of sales
Products	49,840	54,332	159,043	172,683
Services	30,788	29,163	94,465	90,090
Total cost of sales	80,628	83,495	253,508	262,773
Gross profit	75,239	73,681	235,511	234,382
Operating expenses
Research and development, net	21,767	23,993	69,652	73,474
Selling, general and administrative	60,280	69,069	189,028	218,340
Change in fair value of obligations in connection with acquisitions	65	(24)	1,378	116
Total operating expenses	82,112	93,038	260,058	291,930
Operating loss	(6,873)	(19,357)	(24,547)	(57,548)
Financial income (expense), net	(305)	104	380	1,216
Loss before income taxes	(7,178)	(19,253)	(24,167)	(56,332)
Income tax expenses	2,571	1,538	5,205	6,283
Share in loss of associated company	(489)	(182)	(1,006)	(182)
Net loss	(10,238)	(20,973)	(30,378)	(62,797)
Net loss attributable to non-controlling interests	(81)	(146)	(377)	(339)
Net loss attributable to Stratasys Ltd.	$ (10,157)	$ (20,827)	$ (30,001)	$ (62,458)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.19)	$ (0.40)	$ (0.57)	$ (1.20)
Weighted average ordinary shares outstanding - basic and diluted	53,012	52,432	52,827	52,232
Comprehensive loss
Net loss	$ (10,238)	$ (20,973)	$ (30,378)	$ (62,797)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	1,953	(704)	5,103	(324)
Unrealized gains on derivatives designated as cash flow hedges	(86)	37	100	428
Other comprehensive income (loss), net of tax	1,867	(667)	5,203	104
Comprehensive loss	(8,371)	(21,640)	(25,175)	(62,693)
Less: comprehensive loss attributable to non-controlling interests	(81)	(146)	(377)	(339)
Comprehensive loss attributable to Stratasys Ltd.	$ (8,290)	$ (21,494)	$ (24,798)	$ (62,354)